Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Callodine Equity Income Series Class I
Prospectus [Line Items]
Annual Return [Percent]	5.98%	24.03%	22.01%	1.50%
Core Bond Series Class W
Prospectus [Line Items]
Annual Return [Percent]	7.43%	1.78%	6.15%	(12.76%)	(1.25%)	9.31%	8.18%	(0.75%)	2.91%	2.53%
Credit Series Class W
Prospectus [Line Items]
Annual Return [Percent]	7.57%	4.56%	7.30%	(11.13%)	0.02%
Diversified Tax Exempt Series Class W
Prospectus [Line Items]
Annual Return [Percent]	4.64%	0.80%	4.62%	(5.40%)	0.62%	6.23%	5.10%	0.65%	2.37%	(0.83%)
High Yield Bond Series Class W
Prospectus [Line Items]
Annual Return [Percent]	7.43%	10.62%	14.11%	(6.92%)	10.89%	7.11%	13.97%	(1.31%)	8.49%	13.41%
Unconstrained Bond Series Class W
Prospectus [Line Items]
Annual Return [Percent]	6.85%	4.85%	6.66%	(6.05%)	3.19%	8.29%	5.01%	0.20%	3.19%	4.08%
Core Bond Series Class S
Prospectus [Line Items]
Annual Return [Percent]	6.81%	1.06%	5.58%	(13.30%)	(1.89%)	8.67%	8.18%	(0.75%)	2.91%	2.53%
Credit Series Class S
Prospectus [Line Items]
Annual Return [Percent]	7.01%	4.56%	7.30%	(11.13%)	0.02%
Diversified Tax Exempt Series Class A
Prospectus [Line Items]
Annual Return [Percent]	4.30%	0.29%	4.10%	(5.83%)	0.16%	5.73%	5.10%	0.65%	2.37%	(0.83%)
High Yield Bond Series Class S
Prospectus [Line Items]
Annual Return [Percent]	6.65%	9.64%	13.31%	(7.69%)	9.99%	6.28%	13.97%	(1.31%)	8.49%	13.41%
Unconstrained Bond Series Class S
Prospectus [Line Items]
Annual Return [Percent]	6.17%	4.08%	5.99%	(6.71%)	2.59%	7.54%	5.01%	0.20%	3.19%	4.08%